Taxes Recoverable	12 Months Ended
Dec. 31, 2021
Taxes Recoverable [Abstract]
TAXES RECOVERABLE	TAXES RECOVERABLE
11.1 Accounting policies
Taxes recoverable represent rights that will be realized through offsets against future obligations arising from the Company’s operational activities, mainly from the transport of passengers and cargo. The Company continuously reviews the capacity of realization of these assets and, when necessary, provisions are established to ensure that these assets are accounted for at their realization value.
11.2 Breakdown of taxes recoverable

	December 31,
	2021	2020

Social Integration Program (" PIS ") and Contribution to Social Security Financing (" COFINS ")	61,049	123,005
Withholding income tax	19,768	3,470
Income taxes	15,488	4,443
Tax on the Circulation of Goods and Services (" ICMS ")	9,500	1,765
Other taxes	3,894	1,023
	109,699	133,706